Related Party Transactions - Additional Information (Details)				2 Months Ended	5 Months Ended	8 Months Ended	9 Months Ended
	Mar. 07, 2021 shares	Jan. 12, 2021 shares	Jul. 23, 2020 USD ($) $ / shares shares	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) shares	Sep. 30, 2021 USD ($) $ / shares shares	Sep. 30, 2021 USD ($) $ / shares shares	Feb. 17, 2021 USD ($)
Related Party Transaction [Line Items]
Sale of common stock, value				$ 25,000	$ 25,000 [1]
Proceeds from sale of Private Placement Warrants to Sponsor							$ 11,000,000
Founder Shares
Related Party Transaction [Line Items]
Stock-based compensation expense							$ 0
Founder Shares | Class A Common Stock
Related Party Transaction [Line Items]
Conversion ratio			1
Founder Shares | Sponsor
Related Party Transaction [Line Items]
Number of shares purchased | shares			11,500,000
Sale of common stock, value			$ 25,000
Purchase price per share | $ / shares			$ 0.002
Founder shares transferred to independent directors | shares		25,000
Shares forfeited | shares	250,000		1,500,000
Percentage of founder shares held by the initial stockholders	20.00%
Private Placement Warrants | Class A Common Stock
Related Party Transaction [Line Items]
Number of shares warrant may be converted | shares					1	1	1
Warrants exercise, price per share | $ / shares						$ 11.50	$ 11.50
Private Placement Warrants | Sponsor
Related Party Transaction [Line Items]
Number of warrants sold | shares						5,500,000	5,500,000
Warrants sold, price per warrant | $ / shares							$ 2.00
Proceeds from sale of Private Placement Warrants to Sponsor							$ 11,000,000
Sponsor Loan
Related Party Transaction [Line Items]
Borrowings					$ 300,000
Promissory note issued								$ 1,500,000
Proceeds from promissory note issued							1,500,000
Sponsor Loan | Initial Public Offering
Related Party Transaction [Line Items]
Aggregate issuance of unsecured promissory note					300,000	$ 300,000	300,000
Administrative Services Agreement
Related Party Transaction [Line Items]
Agreed to pay to affiliate, monthly for office space, utilities and secretarial support					$ 20,000	20,000	$ 20,000
Administrative Services Agreement | Affiliate of the Sponsor
Related Party Transaction [Line Items]
Payments to affiliate						$ 167,742

[1]	This number includes up to 1,500,000 shares of Class F common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters.